UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	6 Months Ended
Jun. 30, 2026
UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of parent company condensed balance sheets

PARENT COMPANY CONDENSED BALANCE SHEETS

	As of	As of	As of
	December 31,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US$
ASSETS:
Cash and cash equivalents	1,490	1,504,953	221,803
Prepayment and other current assets	40,672,667	28,802,750	4,245,000
Amounts due from related parties	66,413,758	95,487,773	14,073,156
Intangible assets	—	73,930,843	10,896,058
Investment in subsidiaries	16,111,116	14,336,134	2,112,885
TOTAL ASSETS	123,199,031	214,062,453	31,548,902
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Payroll payables	531,990	294,865	43,457
Other payables	1,855,822	—	—
Amounts due to related parties	229,730	55,384	8,163
TOTAL LIABILITIES	2,617,542	350,249	51,620
SHAREHOLDERS’ EQUITY
Class A ordinary shares, US$0.000025 par value, 1,988,800,000 shares authorized, 89,269 and 5,137,272 shares issued and outstanding as of December 31, 2025 and June 30, 2026, respectively*	15	870	128
Class B ordinary shares, US$0.000025 par value, 10,000,000 shares authorized, 4,209 and 294,209 shares issued and outstanding as of December 31, 2025 and June 30, 2026, respectively*	1	50	7
Additional paid-in capital	127,470,080	257,008,148	37,878,314
Statutory reserves	2,111,434	2,111,434	311,187
Ordinary shares subscribed	(15,755,217)	—	—
Accumulated other comprehensive loss	(1,086,344)	(2,793,592)	(411,724)
Retained earnings (Accumulated deficit)	7,841,520	(42,614,706)	(6,280,630)
TOTAL SHAREHOLDERS’ EQUITY	120,581,489	213,712,204	31,497,282
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	123,199,031	214,062,453	31,548,902
*

Shares have been retroactively adjusted to reflect the decreased number of shares resulting from the Share Consolidations, Change of Authorized Share Capital and Issue of Dual Class Shares effective from June 24, 2025, March 23, 2026 and June 1, 2026.

Schedule of parent company condensed statements of income and comprehensive income (loss)

PARENT COMPANY CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	For the six months ended June 30,
	2025	2026	2026
	RMB	RMB	US$
General and administrative expenses	3,465,275	43,964,197	6,479,522
Research and development expenses	43,415	41,086	6,055
LOSS FROM OPERATIONS	(3,508,690)	(44,005,283)	(6,485,577)
Interest income	—	8	1
Other expenses, net	(4,751)	(4,772)	(703)
Equity in loss of subsidiaries	(967,999)	(6,446,179)	(950,049)
LOSS BEFORE INCOME TAX	(4,481,440)	(50,456,226)	(7,436,328)
NET LOSS	(4,481,440)	(50,456,226)	(7,436,328)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	(678,443)	(1,707,248)	(251,617)
TOTAL COMPREHENSIVE LOSS	(5,159,883)	(52,163,474)	(7,687,945)

Schedule of parent company condensed statements of cashflows

PARENT COMPANY CONDENSED STATEMENTS OF CASH FLOWS

	For the six months ended June 30,
	2025	2026	2026
	RMB	RMB	US$
CASH FLOWS FROM OPERATING ACTIVITIES:
Total net loss	(4,481,440)	(50,456,226)	(7,436,328)
Adjustments to reconcile net income to net cash used in operating activities:
Equity in loss of subsidiaries	967,999	6,446,179	950,049
Employee stock compensation	—	32,964,266	4,858,332
Unrealized foreign exchange gain	(678,443)	(453,211)	(66,795)
Changes in operating assets and liabilities:
Prepayment and other current assets	170,185	(588,420)	(86,722)
Other payables	892,751	(1,855,822)	(273,515)
Payroll payables	220,721	(237,125)	(34,948)
NET CASH USED IN OPERATING ACTIVITIES	(2,908,227)	(14,180,359)	(2,089,927)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of intangible assets	—	(62,838,947)	(9,261,315)
NET CASH USED IN INVESTING ACTIVITIES	—	(62,838,947)	(9,261,315)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares, net of issuance costs	—	112,456,186	16,573,991
Net repayment from related parties	4,393,049	(33,919,558)	(4,999,124)
Deferred costs related to initial public offering	(1,487,976)	—	—
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,905,073	78,536,628	11,574,867
EFFECT OF FOREIGN EXCHANGE RATE ON CASH AND CASH EQUIVALENT	—	(13,859)	(2,042)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENT	(3,154)	1,503,463	221,583
TOTAL CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	4,437	1,490	220
TOTAL CASH AND CASH EQUIVALENTS, END OF PERIOD	1,283	1,504,953	221,803